SCHEDULE OF OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)
Other Payables And Accruals
Accrued staff costs		$ 367	¥ 59,610	¥ 100,609
Consumption tax payable		81	13,192	57,660
Payable to project investors	[1]			77,578
Accrued advertising expenses		62	10,019	17,799
Accrued expenses		134	21,848	17,302
Accrued rental expenses		57	9,303	11,542
Withholding tax		60	9,753	8,925
Accrued travel and transportation expenses		22	3,590	3,867
Unused annual leave		46	7,547	6,905
Others		19	2,512	3,009
Total		$ 848	¥ 137,374	¥ 305,196

[1]	Payable to project investors refers to the project cooperation fund obtained from the active investors. As agreed upon by the investors, the fund will be utilized for specific entertainment events, and gain or loss will be recorded as receivable or payable when the event is completed. With the investor’s permission, the fund will be utilized for other specific entertainment events. The balances were fully settled during the year ended June 30, 2026.